REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables presents the disaggregation of revenue by reportable segment and type of service (in thousands):

	Three Months Ended June 30, 2021
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Three Months Ended June 30, 2021
Net revenue:
Customer acquisition	$57,955	$57,763	$—	$(14,476)	$101,242
Managed services	1,921	—	1,109	—	3,030
Software services	—	—	807	—	807
Total Net revenue	$59,876	$57,763	$1,916	$(14,476)	$105,079
	Three Months Ended June 30, 2020
Three Months Ended June 30, 2020	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Net revenue:
Customer acquisition	$40,185	$35,218	$—	$(6,636)	$68,767
Managed services	5,189	—	449	—	5,638
Software services	—	—	791	—	791
Total Net revenue	$45,374	$35,218	$1,240	$(6,636)	$75,196

	Six Months Ended June 30, 2021
	Brand Direct	Marketplace	Other	Intercompany eliminations	Total
Six Months Ended June 30, 2021
Net revenue:
Customer acquisition	$111,009	$107,022	$—	$(25,127)	$192,904
Managed services	5,046	—	2,325	—	7,371
Software services	—	—	1,607	—	1,607
Total Net revenue	$116,055	$107,022	$3,932	$(25,127)	$201,882

	Six Months Ended June 30, 2020
Six Months Ended June 30, 2020	Brand Direct	Marketplace	Other	Intercompany eliminations	Total

Net revenue:
Customer acquisition	78,637	69,396	—	(10,246)	137,787
Managed services	7,638	—	899	—	8,537
Software services	—	—	1,600	—	1,600
Total Net revenue	$86,275	$69,396	$2,499	$(10,246)	$147,924